Page 2                                   September 5, 2000
                    Financial Investors Trust
                   370 17th Street, Suite 3100
                        Denver, CO  80202





September 5, 2000


Securities and Exchange Commission
Attention:  Mr. Ajay Mehra
Judiciary Plaza
450 Fifth Street N. W.
Washington, DC  20549

Re: Financial Investors Trust

File Nos. 33-72424
          811-8194

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective August 28, 2000 do not differ from those filed in the post-effective amendment on August 25, 2000, which was filed electronically.

Sincerely,


/s/ Russell C. Burk
Russell C. Burk
Secretary